Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$ 82	$ 387	$ 205
INVESTING ACTIVITIES:
Capital expenditures	(483)	(384)	(185)
Acquisitions, net of cash acquired	(745)	(152)	(282)
Investments in unconsolidated affiliates	(158)	(8)	(2)
Return of investment from unconsolidated affiliate	1	2	1
Proceeds from sale of assets	2	5	4
Proceeds from sales of available-for-sale securities			10
Net cash used in investing activities	(1,383)	(537)	(454)
FINANCING ACTIVITIES:
Proceeds from debt	2,665	1,524	868
Payments of debt	(1,792)	(1,425)	(835)
Payment of deferred financing costs	(8)	(4)	(2)
Proceeds from issuance of common units, net of offering costs	455	170	189
Net change in advances to predecessor from DCP Midstream, LLC	355	81	151
Distributions to common unitholders and general partner	(181)	(132)	(102)
Distributions to noncontrolling interests	(9)	(45)	(26)
Contributions from noncontrolling interests	25	18	14
Purchase of additional interest in a subsidiary			(4)
Net cash provided by (used in) financing activities	1,295	151	254
Net change in cash and cash equivalents	(6)	1	5
Cash and cash equivalents, beginning of year	8	7	2
Cash and cash equivalents, end of year	2	8	7
Cash Portion [Member]
FINANCING ACTIVITIES:
Excess purchase price over acquired assets	(225)	(36)
Contributions from DCP Midstream, LLC	10		1
Parent Guarantor [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(274)	(38)	(87)
FINANCING ACTIVITIES:
Proceeds from issuance of common units, net of offering costs	455	170	189
Distributions to common unitholders and general partner	(181)	(132)	(102)
Net cash provided by (used in) financing activities	274	38	87
Subsidiary Issuer [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(866)	(93)	(43)
INVESTING ACTIVITIES:
Proceeds from sales of available-for-sale securities			10
Net cash used in investing activities			10
FINANCING ACTIVITIES:
Proceeds from debt	2,665	1,524	868
Payments of debt	(1,792)	(1,425)	(833)
Payment of deferred financing costs	(8)	(4)	(2)
Net cash provided by (used in) financing activities	865	95	33
Net change in cash and cash equivalents	(1)	2
Cash and cash equivalents, beginning of year	4	2	2
Cash and cash equivalents, end of year	3	4	2
Non-Guarantor Subsidiaries [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	1,223	518	336
INVESTING ACTIVITIES:
Capital expenditures	(483)	(384)	(185)
Acquisitions, net of cash acquired	(745)	(152)	(282)
Investments in unconsolidated affiliates	(158)	(8)	(2)
Return of investment from unconsolidated affiliate	1	2	1
Proceeds from sale of assets	2	5	4
Net cash used in investing activities	(1,383)	(537)	(464)
FINANCING ACTIVITIES:
Payments of debt			(2)
Net change in advances to predecessor from DCP Midstream, LLC	355	81	151
Distributions to noncontrolling interests	(9)	(45)	(26)
Contributions from noncontrolling interests	25	18	14
Purchase of additional interest in a subsidiary			(4)
Net cash provided by (used in) financing activities	156	18	134
Net change in cash and cash equivalents	(4)	(1)	6
Cash and cash equivalents, beginning of year	6	7	1
Cash and cash equivalents, end of year	2	6	7
Non-Guarantor Subsidiaries [Member] | Cash Portion [Member]
FINANCING ACTIVITIES:
Excess purchase price over acquired assets	(225)	(36)
Contributions from DCP Midstream, LLC	10		1
Consolidating Adjustments [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(1)		(1)
FINANCING ACTIVITIES:
Net change in cash and cash equivalents	(1)		(1)
Cash and cash equivalents, beginning of year	(2)		(1)
Cash and cash equivalents, end of year	$ (3)		$ (2)